Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Measurements [Abstract]
Summary of financial assets and liabilities measured at fair value on recurring basis

	June 30, 2017
	Fair value measurements
Description	Fair Value	Level 1	Level 2	Level 3
	Unaudited

Investment in Parent Company	$393	$393	$-	$-

Total Financial Assets, net	$393	$393	$-	$-

	December 31, 2016
	Fair value measurements
Description	Fair Value	Level 1	Level 2	Level 3

Investment in Parent Company	$530	$530	$-	$-

Total Financial Assets, net	$530	$530	$-	$-

	December 31, 2016
	Fair value measurements
Description	Fair Value	Level 1	Level 2	Level 3

Investment in Parent Company	$530	$530	$-	$-

Total Financial Assets, net	$530	$530	$-	$-

	December 31, 2015
	Fair value measurements
Description	Fair Value	Level 1	Level 2	Level 3

Investment in Parent Company	$658	$658	$-	$-
Derivative related to Service Agreement	*-)	-	-	*-)

Total Financial Assets, net	$658	$658	$-	$-